Income taxes - Reconciliation of Effective Tax Rate (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Federal rate	21.00%	21.00%	21.00%
State and local income taxes, net of federal income tax benefit	2.30%	1.80%	2.30%
Foreign operations	1.10%	2.10%	0.80%
Tax credits	(5.60%)	(6.10%)	(4.60%)
Tax-exempt income	(0.70%)	(1.00%)	(1.00%)
Federal Deposit Insurance Corporation (“FDIC”) assessment	0.50%	0.40%	0.30%
Stock compensation	(0.20%)	(0.60%)	(0.10%)
Goodwill impairment	0.00%	3.90%	0.00%
Divestiture of stock in subsidiary	0.70%	1.00%	0.00%
Other – net	0.50%	0.60%	0.20%
Effective tax rate	19.60%	23.10%	18.90%